Financial Assets and Liabilities - Summary of Derivative Financial Instruments (Detail)	12 Months Ended
	Dec. 31, 2021 PHP (₱) USD ($)	Dec. 31, 2020 PHP (₱)
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	1.00
Net Mark-to- market Gains (Losses)	₱ (74,000,000)	₱ (514,000,000)
Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	51,000,000	(14,000,000)
Transactions Not Designated As Hedges [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	14,000,000	(5,000,000)
Transactions Not Designated As Hedges [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	37,000,000	(9,000,000)
Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	(125,000,000)	(500,000,000)
Transactions Designated As Hedges | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	(178,000,000)	(483,000,000)
Transactions Designated As Hedges | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	53,000,000	(17,000,000)
Transactions Designated As Hedges | Long Term Currency Swaps | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	9,000,000	13,000,000
Termination Date Various dates in January to July Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October to December 2021 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 69,000,000
Trade Date	Various dates inOctober to December 2021
Underlying Transaction	U.S. Dollar Liabilities
Termination Date	Various dates inJanuary to July 2022
Weighted Average Foreign Exchange Rate	50.90
Notional Amount	₱ 69,000,000	13,000,000
Net Mark-to- market Gains (Losses)	17,000,000	(5,000,000)
Termination Date Various dates in June Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in January to February 2022 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 8,000,000
Trade Date	Various dates inJanuary to February 2022
Underlying Transaction	U.S. Dollar Liabilities
Termination Date	Various dates in June 2022
Weighted Average Foreign Exchange Rate	51.38
Termination Date January Two Thousand and Twenty [Member] | EUR Assets [Member] | Various dates in July and August 2019 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 5,000,000
Trade Date	Various dates inJuly and August 2019
Underlying Transaction	EUR Assets
Termination Date	January 2020
Weighted Average Foreign Exchange Rate	58.65
Termination Date Various Dates in April and May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Capped Forward | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 6,000,000
Trade Date	Various dates in October 2021
Underlying Transaction	U.S. Dollar Liabilities
Termination Date	Various dates in Apriland May 2022
Weighted Average Foreign Exchange Rate	50.80
Notional Amount	₱ 6,000,000
Net Mark-to- market Gains (Losses)	₱ (2,000,000)
Termination Date Various Dates in April and May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Capped Forward | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	52.17
Termination Date Various Dates in April and May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Capped Forward | PLDT [Member] | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.80
Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Transactions Not Designated As Hedges [Member] | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.02
Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Transactions Not Designated As Hedges [Member] | PLDT [Member] | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	52.05
Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 4,000,000
Trade Date	Various dates in October 2021
Underlying Transaction	U.S. Dollar Liabilities
Termination Date	Various dates in May 2022
Weighted Average Foreign Exchange Rate	50.68
Notional Amount	₱ 4,000,000
Net Mark-to- market Gains (Losses)	₱ (1,000,000)
Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.02
Termination Date Various Dates In Two Thousand Twenty [Member] | US Dollar Liabilities [Member] | Various dates in 2019 and 2020 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 133,000,000
Trade Date	Various dates in2019 and 2020
Underlying Transaction	U.S. Dollar Liabilities
Termination Date	Various dates in 2020
Weighted Average Foreign Exchange Rate	50.73
Termination Date Various Dates in Two Thousand Twenty One [Member] | US Dollar Liabilities [Member] | Various dates in 2020 and 2021 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 332,000,000
Trade Date	Various dates in 2020 and 2021
Underlying Transaction	U.S. Dollar Liabilities
Termination Date	Various dates in 2021
Weighted Average Foreign Exchange Rate	49.03
Notional Amount		26,000,000
Net Mark-to- market Gains (Losses)		(9,000,000)
Termination Date Various Dates in Two Thousand Twenty Two [Member] | Various Dates In November Two Thousand Twenty One | Transactions Not Designated As Hedges [Member] | Subsidized Forwards | Smart [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.65
Notional Amount	₱ 2,000,000
Net Mark-to- market Gains (Losses)	(1,000,000)
Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October to December 2021 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 116,000,000
Trade Date	Various dates in October toDecember 2021
Underlying Transaction	U.S. Dollar Liabilities
Termination Date	Various dates in 2022
Weighted Average Foreign Exchange Rate	50.83
Notional Amount	₱ 116,000,000
Net Mark-to- market Gains (Losses)	40,000,000
Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various Dates In November Two Thousand Twenty One | Transactions Not Designated As Hedges [Member] | Subsidized Forwards | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 2,000,000
Trade Date	Various dates in November 2021
Underlying Transaction	U.S. Dollar Liabilities
Termination Date	Various dates in 2022
Weighted Average Foreign Exchange Rate	50.38
Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various Dates In November Two Thousand Twenty One | Transactions Not Designated As Hedges [Member] | Subsidized Forwards | Smart [Member] | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.38
Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in November to December 2021 [Member] | Transactions Not Designated As Hedges [Member] | Seagull | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 3,000,000
Trade Date	Various dates in November toDecember 2021
Underlying Transaction	U.S. Dollar Liabilities
Termination Date	Various dates in 2022
Weighted Average Foreign Exchange Rate	49.90
Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in November to December 2021 [Member] | Transactions Not Designated As Hedges [Member] | Seagull | Smart [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.88
Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in November to December 2021 [Member] | Transactions Not Designated As Hedges [Member] | Seagull | Smart [Member] | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.75
Notional Amount	₱ 3,000,000
Net Mark-to- market Gains (Losses)	(2,000,000)
Termination Date Various Dates in April to September Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in January to March 1, 2022 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 30,000,000
Trade Date	Various dates in January toMarch 1, 2022
Underlying Transaction	U.S. Dollar Liabilities
Termination Date	Various dates in April toSeptember 2022
Weighted Average Foreign Exchange Rate	51.65
Termination Date Various Dates in May and July Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in January to February 2022 [Member] | Transactions Not Designated As Hedges [Member] | Seagull | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 4,000,000
Trade Date	Various dates in January toFebruary 2022
Underlying Transaction	U.S. Dollar Liabilities
Termination Date	Various dates in May andJuly 2022
Weighted Average Foreign Exchange Rate	51.20
Termination Date Various Dates in May and July Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in January to February 2022 [Member] | Transactions Not Designated As Hedges [Member] | Seagull | Smart [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	52.17
Termination Date Various Dates in May and July Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in January to February 2022 [Member] | Transactions Not Designated As Hedges [Member] | Seagull | Smart [Member] | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	52.96
Termination Date August Eleven Two Thousand Twenty Member [Member] | Hundred PNB [Member] | August 2014 [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 100,000,000
Trade Date	August 2014
Underlying Transaction	100 PNB
Termination Date	August 11, 2020
Weighted Average Hedge Cost	3.46%
Termination Date August Eleven Two Thousand Twenty Member [Member] | Hundred PNB [Member] | January 2017 [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 4,000,000
Trade Date	January 2017
Underlying Transaction	100 PNB
Termination Date	August 11, 2020
Weighted Average Hedge Cost	1.01%
Weighted Average Foreign Exchange Rate	49.79
Termination Date September Two Two Thousand Twenty Member [Member] | Fifty Metro Bank Member [Member] | September 2014 [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 50,000,000
Trade Date	September 2014
Underlying Transaction	50 Metrobank
Termination Date	September 2, 2020
Weighted Average Hedge Cost	3.47%
Termination Date February Twenty Five Two Thousand And Twenty Two [Member] | Two Hundred Term Loan Member [Member] | April and June 2015 [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 150,000,000
Trade Date	April and June 2015
Underlying Transaction	200 Term Loan
Termination Date	February 25, 2022
Weighted Average Hedge Cost	2.70%
Notional Amount	₱ 11,000,000	34,000,000
Net Mark-to- market Gains (Losses)	(5,000,000)	(25,000,000)
Termination Date February Twenty Five Two Thousand And Twenty Two [Member] | Two Hundred MUFG Bank Ltd [Member] | November 2018 to August 2020 [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 27,000,000
Trade Date	November 2018to August 2020
Underlying Transaction	200 MUFG Bank, Ltd.
Termination Date	February 25, 2022
Weighted Average Hedge Cost	2.15%
Weighted Average Foreign Exchange Rate	50.78
Notional Amount	₱ 5,000,000	16,000,000
Net Mark-to- market Gains (Losses)	2,000,000	(52,000,000)
Termination Date February Twenty Six Two Thousand and Twenty [Member] | Two Hundred MUFG Bank Ltd [Member] | February 2018 [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 6,000,000
Trade Date	February 2018
Underlying Transaction	200 MUFG Bank, Ltd.
Termination Date	February 26, 2020
Weighted Average Hedge Cost	1.82%
Weighted Average Foreign Exchange Rate	51.27
Termination Date January 23, 2031 [Member] | US Dollar Liabilities [Member] | Various dates in July 2020 and February to March 2021 [Member] | Transactions Designated As Hedges | Long Term Foreign Currency Options | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.61
Termination Date January 23, 2031 [Member] | Three Hundred M Notes Two Thousand Thirty One | Various dates in July 2020 and February to March 2021 [Member] | Transactions Designated As Hedges | Long Term Foreign Currency Options | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 290,000,000
Trade Date	Various dates inJuly 2020 and Februaryto March 2021
Underlying Transaction	300M Notes 2031
Termination Date	January 23, 2031
Weighted Average Hedge Cost	1.20%
Weighted Average Foreign Exchange Rate	55.28
Notional Amount	₱ 290,000,000	200,000,000
Net Mark-to- market Gains (Losses)	₱ (175,000,000)	(406,000,000)
Termination Date January 23, 2031 [Member] | Three Hundred M Notes Two Thousand Thirty One | Various dates in July 2020 and February to March 2021 [Member] | Transactions Designated As Hedges | Long Term Foreign Currency Options | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.61
Termination Date March Four Two Thousand Twenty [Member] | Two Hundred Mizuho [Member] | Various dates in 2015 [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 200,000,000
Trade Date	Various dates in 2015
Underlying Transaction	200 Mizuho
Termination Date	March 4, 2020
Weighted Average Hedge Cost	2.10%
Termination Date March Four Two Thousand Twenty [Member] | Two Hundred Mizuho [Member] | Various dates in 2018 and 2019 [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 13,000,000
Trade Date	Various datesin 2018 and 2019
Underlying Transaction	200 Mizuho
Termination Date	March 4, 2020
Weighted Average Hedge Cost	2.06%
Weighted Average Foreign Exchange Rate	51.93
Termination Date December Seven Two Thousand Twenty One [Member] | Hundred Mizuho [Member] | February 2016 [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 30,000,000
Trade Date	February 2016
Underlying Transaction	100 Mizuho
Termination Date	December 7, 2021
Weighted Average Hedge Cost	2.03%
Notional Amount		6,000,000
Net Mark-to- market Gains (Losses)		(2,000,000)
Termination Date December Seven Two Thousand Twenty One [Member] | Hundred Mizuho [Member] | February 2019 [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 6,000,000
Trade Date	February 2019
Underlying Transaction	100 Mizuho
Termination Date	December 7, 2021
Weighted Average Hedge Cost	2.22%
Weighted Average Foreign Exchange Rate	51.83
Notional Amount		2,000,000
Net Mark-to- market Gains (Losses)		(8,000,000)
Termination Date December Seven Two Thousand Twenty [Member] | Hundred Mizuho [Member] | Various dates in 2017, 2018 and 2019 [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 18,000,000
Trade Date	Various dates in2017, 2018 and 2019
Underlying Transaction	100 Mizuho
Termination Date	December 7, 2020
Weighted Average Hedge Cost	1.76%
Weighted Average Foreign Exchange Rate	50.98
Termination Date December Seven Two Thousand Twenty Two [Member] | Hundred Mizuho [Member] | August 2020 [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 6,000,000
Trade Date	August 2020
Underlying Transaction	100 Mizuho
Termination Date	December 7, 2022
Weighted Average Hedge Cost	1.99%
Weighted Average Foreign Exchange Rate	48.64
Notional Amount	₱ 3,000,000	6,000,000
Net Mark-to- market Gains (Losses)	9,000,000	₱ (7,000,000)
Termination Date December Thirteen Two Thousand Thirty [Member] | Hundred and Forty [Member] | February to April 2021 [Member] | Transactions Designated As Hedges | Long Term Foreign Currency Options | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 109,000,000
Trade Date	February to April 2021
Underlying Transaction	140 PNB
Termination Date	December 13, 2030
Weighted Average Hedge Cost	1.63%
Weighted Average Foreign Exchange Rate	53.34
Notional Amount	₱ 99,000,000
Net Mark-to- market Gains (Losses)	₱ 44,000,000
Termination Date December Thirteen Two Thousand Thirty [Member] | Hundred and Forty [Member] | February to April 2021 [Member] | Transactions Designated As Hedges | Long Term Foreign Currency Options | Smart [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	48.00